SHARE BASED COMPENSATION (2003 Option Plan, Options) (Narrative) (Details) (2003 Share Option Plan [Member], Stock Options [Member])	0 Months Ended
	Mar. 30, 2006	May 30, 2005	Feb. 28, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Period within which share options, once vested, can be exercised from grant date			5 years
Ordinary and Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of issued options to amount of ordinary and preferred shares outstanding	9.00%	6.00%	5.00%
Options fully issued based on outstanding ordinary shares	4,784,226